Revenues (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 7,400,000	$ 9,400,000
Net revenues	1,009,141	1,112,003
Deferred revenue service	$ 4,008,654	4,168,016
2024	45.00%
2025	55.00%
Deferred Revenue Recognized	$ 9,000,000.0
Revenue
Short term deferred revenue	4,008,654	4,168,016
Deferred revenue carry forward	8,973,447	9,888,275
Long term deferred revenue	4,962,126	4,805,431
Net revenues	4,168,016	4,593,794
Deferred revenue service	$ 4,900,000	$ 5,200,000